UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-1714
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                          AXP PROGRESSIVE SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     9/30
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Date of reporting period:7/1/03-6/25/04
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-1714
Reporting Period: 07/01/2003 - 06/25/2004
AXP Progressive Series, Inc.





============================ AXP PROGRESSIVE FUND ==============================

AXP Progressive Fund (the "Selling Fund") was merged into AXP Partners Select Value Fund, a series of AXP Partners Series, Inc. (the "Buying Fund") on June 25, 2004. The proxy voting record of the Selling Fund is being reported by the Buying Fund on Form N-PX filed on or about Aug. 26, 2004. (CIK 0001137342 / File No. 811-10321).

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  AXP Progressive Series, Inc.




By (Signature and Title)*     /s/ Paula R. Meyer
                              ------------------
                                  Paula R. Meyer
                                  President

Date                              August 26, 2004


* Print the name and title of each signing officer under his or her signature.